Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]	The maximum exposure to credit risk as at March 31, 2019 and 2018 was as follows:

	March 31, 2019	March 31, 2018
Cash and cash equivalents	2,247,975	2,288,121
Other assets	347,189	360,378
Trade receivables	10,003,960	8,820,579
Other receivables	69,513	48,141
Other investments	194,639	145,718
	12,863,276	11,662,937

Disclosure of financial assets that are either past due or impaired [text block]
The ageing of trade receivables, net of allowances that are past due, is given below:

Period (in days)	March 31, 2019	March 31, 2018
Past due 181 - 270 days	1,329,107	825,461
Past due 271 - 365 days	366,628	272,913
More than 365 days	1,215,053	885,644
	2,910,788	1,984,018

Information about collateral held as security and other credit enhancements for credit-impaired financial assets [text block]	Details of collateral and other credit enhancements held
	March 31, 2019	March 31, 2018
Security deposits received for Internet access services	-	497

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2019

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years
Non-derivative financial liabilities
Bank overdrafts	1,553,203	1,553,203	1,553,203	-	-
Finance lease liabilities	96,879	105,456	76,651	28,805	-
Other liabilities	172,423	172,423	172,423	-	-
Borrowing from banks	4,217,112	4,773,794	2,476,767	1,753,552	543,475
Borrowings from others	2,441,199	2,759,903	1,323,890	1,345,659	90,354
Trade and other payables	7,447,426	7,447,426	7,447,426	-	-
	15,928,242	16,812,205	13,050,360	3,128,016	633,829

As at March 31, 2018

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years
Non-derivative financial liabilities
Bank overdrafts	2,121,537	2,121,537	2,121,537	-	-
Finance lease liabilities	185,965	210,302	105,274	101,888	3,140
Other liabilities	207,046	207,046	207,046	-	-
Borrowing from banks	2,021,228	2,240,152	949,352	1,209,181	81,619
Borrowings from others	1,464,637	1,851,840	769,409	893,774	188,657
Trade and other payables	6,779,018	6,779,018	6,779,018	-	-
	12,779,431	13,409,895	10,931,636	2,204,843	273,416

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as at March 31, 2019 was as follows:

All amounts in respective currencies as mentioned (in thousands)

	US $	CA $	CHF	EUR	GBP	DHS	HK $
Cash and cash equivalents	2,776	-	-	-	-	-	-
Trade receivables	12,704	-	1	16	-	-	-
Trade payables	(7,660)	-	(1)	(55)	-	(49)	-
Foreign currency loan	(11,459)	-	-	-	-	-	-
Net balance sheet exposure	(3,639)	-	-	(39)	-	(49)	-

The Group’s exposure to foreign currency risk as at March 31, 2018 was as follows:

All amounts in respective currencies as mentioned (in thousands)

	US $	CA $	CHF	EUR	GBP	DHS	HK $
Cash and cash equivalents	3,835	-	-	-	-	-	-
Trade receivables	11,310	-	-	66	8	-	-
Trade payables	(10,076)	-	(1)	(29)	-	(57)	(2)
Foreign currency loan	(20,005)	-	-	-	-	-	-
Net balance sheet exposure	(14,936)	-	(1)	37	8	(57)	(2)

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 2018.

	Other comprehensive income	Profit or ( loss)
March 31, 2019	-	25,508
March 31, 2018	-	96,585

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:

	Carrying amount
	March 31, 2019	March 31, 2018
Fixed rate instruments
Financial assets

- Fixed deposits with banks	446,224	413,082
- Investment in debt securities	192,929	144,008

Financial liabilities

- Borrowings from banks	63,940	609,382
- Borrowings from others	2,441,199	1,464,637

Variable rate instruments
Financial liabilities
- Borrowings from banks	4,153,170	1,411,846
- Bank overdrafts	1,553,203	2,121,537

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]	The analysis has been performed on the same basis as 2018.

	Equity	Profit or (loss)
March 31, 2019	-	(44,897)
March 31, 2018	-	(32,644)